UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Preferred Treasury Obligations Fund

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Institutional Preferred Treasury Obligations Fund

ANNUAL REPORT

April 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2020 through April 30, 2021, as provided by John H. Tobin, Chief Investment Officer

This annual report for Dreyfus Institutional Preferred Treasury Obligations Fund covers the 12-month period ended April 30, 2021. During the reporting period, the fund’s Institutional shares produced a seven-day yield of 0.01% and a restated seven-day yield of -0.04%, and the fund’s Hamilton shares produced a seven-day yield of 0.01 and a restated seven-day yield of -0.09.1

Yields of money market instruments declined during the reporting period as the Federal Reserve (the “Fed”) remained committed to keeping short-term interest rates low.

Economy Rebounds, Inflation Expectations Rise

The 12-month reporting period saw the economy and the markets recover strongly from the pandemic due to large and rapid policy responses, an easing of lockdown requirements and the approval of COVID-19 vaccines. Toward the end of the period, inflation expectations began to rise.

Early in the reporting period, the COVID-19 pandemic continued to harm the economy, causing U.S. GDP to shrink by a 31.4% annualized rate in the second quarter of 2020. But job losses largely ceased in May 2020, and the unemployment rate began to come down.

Support programs implemented by the Fed continued to benefit markets. The Fed continued its purchases of Treasuries and government-guaranteed, mortgage-backed securities, and its Commercial Paper Funding Facility (CPFF) authorized direct purchases of commercial paper. In addition, the Money Market Mutual Fund Liquidity Facility (MMLF) helped money market funds fulfill redemption requests, improving market functioning.

The economy was helped not only by low short-term interest rates from the Fed, but also by relief packages from Congress, which provided help to individuals and small businesses. In addition to $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act and the Paycheck Protection Program, other initiatives provided a broad range of assistance across the economy.

As the year progressed, and government lockdowns eased, signs of economic recovery appeared. Manufacturing improved dramatically, as indicated by the June 2020 Purchasing Managers Index (PMI), which rose by more than 20% over May 2020. The PMI continued to rise steadily through 2020, hitting 60.5 in December 2020. (A reading above 50 indicates expansion in manufacturing.)

Although in the third quarter the economy slowed from its second-quarter rebound, it still expanded by a relatively strong annualized rate of 4.3%. The job market also continued to improve, and the unemployment rate fell to 8.4% in August 2020 and to just 6.7% in December 2020.

In August 2020, the Fed also articulated a new stance on inflation. Rather than aiming for a maximum rate of 2% on core inflation, which excludes prices for food and energy, the Fed said it would tolerate an average of 2%. This suggested it would allow price increases higher than that for a certain period, with the goal of allowing the economy to return to full capacity.

In November 2020, the economic outlook brightened further with the approval of COVID-19 vaccines, which suggested that the economy could return to normal more quickly. A $900 billion relief package passed in December added to the improving outlook, causing the price on the 10-year Treasury bond to fall and the yield to rise.

In January 2021, the Fed remained uncertain about the pace of the recovery, and with pricing pressures still low, it left interest rates unchanged. But inflation expectations began to rise due to both the economic recovery and to the extraordinary monetary and fiscal policy implemented over the previous months. In March 2021, Congress passed the $1.9 billion American Rescue Plan, which included payments of $1,400 for those earning less than $75,000 per year, plus $1,400 per dependent. Combined with a proposed $2 trillion infrastructure spending by the government, this added to already growing inflation expectations.

Fueled by continued easing of the lockdowns and by government relief programs, economic growth in the first quarter of 2021 amounted to 6.4% on an annualized basis. Job growth continued at a robust pace in the first quarter but came in lower than expected in April 2021.

Inflation remained subdued until late in the reporting period. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, stayed well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.4%. In the first quarter of 2021, the core PCE hit 2.3%, rebounding from just 1.3% in the fourth quarter of 2020. The Consumer Price Index, a more widely reported measure of inflation, indicated a year-over-year increase in prices of 4.2% in the first quarter of 2021, however.

Low Interest Rates Expected to Continue

The COVID-19 pandemic and the subsequent economic shutdowns led to turmoil in the money markets, but the Fed’s emergency rate cuts, along with several programs designed to reliquefy the markets, including the MMLF and the CPFF, helped restore calm. The fund has extended maturities where possible, in anticipation that rates will remain low for a long time. As always, we have retained our longstanding focus on quality and liquidity.

May 17, 2021

1 Effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Treasury Obligations Fund from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.35	$.55
Ending value (after expenses)	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.35	$.55
Ending value (after expenses)	$1,024.45	$1,024.25
†

Expenses are equal to the fund’s annualized expense ratio of .07% for Institutional Shares and .11% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2021

U.S. Treasury Bills - 54.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
5/25/2021	0.04	25,000,000	[a]	24,999,333
7/13/2021	0.05	55,000,000	[a]	54,994,981
7/20/2021	0.04	50,000,000	[a]	49,995,417
5/6/2021	0.09	25,000,000	[a]	24,999,705
5/13/2021	0.10	15,000,000	[a]	14,999,500
6/3/2021	0.07	50,000,000	[a]	49,997,021
7/22/2021	0.09	30,000,000	[a]	29,993,679
Total U.S. Treasury Bills (cost $249,979,636)				249,979,636
U.S. Treasury Notes - 2.2%
7/31/2021 (cost $10,040,804)	1.75	10,000,000		10,040,804
U.S. Treasury Floating Rate Notes - 14.3%
5/4/2021, 3 Month U.S. T-BILL +.03%	0.05	10,000,000	[b]	10,000,303
5/4/2021, 3 Month U.S. T-BILL +.05%	0.07	15,000,000	[b]	15,002,398
5/4/2021, 3 Month U.S. T-BILL +.06%	0.08	21,000,000	[b]	21,001,946
5/4/2021, 3 Month U.S. T-BILL +.15%	0.17	10,000,000	[b]	10,000,000
5/4/2021, 3 Month U.S. T-BILL +.22%	0.24	10,000,000	[b]	10,000,123
Total U.S. Treasury Floating Rate Notes (cost $66,004,770)				66,004,770
Repurchase Agreements - 28.5%
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 4/30/2021, due at 5/3/2021 in the amount of $100,000,042 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.88%, due 8/31/2021-2/15/2030, valued at $102,000,000)	0.01	100,000,000		100,000,000

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 28.5%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 4/30/2021, due at 5/3/2021 in the amount of $31,000,025 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.50%, due 6/30/2021-2/15/2051, valued at $31,620,002)	0.01	31,000,000	31,000,000
Total Repurchase Agreements (cost $131,000,000)			131,000,000
Total Investments (cost $457,025,210)		99.4%	457,025,210
Cash and Receivables (Net)		.6%	2,889,542
Net Assets		100.0%	459,914,752

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	70.9
Repurchase Agreements	28.5
99.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $131,000,000) —Note 1(b)	457,025,210	457,025,210
Cash		2,863,074
Interest receivable		42,604
		459,930,888
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		14,560
Trustees’ fees and expenses payable		1,576
		16,136
Net Assets ($)		459,914,752
Composition of Net Assets ($):
Paid-in capital		459,898,531
Total distributable earnings (loss)		16,221
Net Assets ($)		459,914,752

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	97,713,748	362,201,004
Shares Outstanding	97,572,127	361,683,587
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended April 30, 2021

Investment Income ($):
Interest Income	809,408
Expenses:
Management fee—Note 2(a)	869,291
Shareholder servicing costs—Note 2(b)	524,672
Administrative service fees—Note 2(b)	72,682
Trustees’ fees—Note 2(a,c)	44,770
Total Expenses	1,511,415
Less—reduction in expenses due to undertaking—Note 2(a)	(763,897)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(44,770)
Net Expenses	702,748
Investment Income—Net	106,660
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	16,221
Net Increase in Net Assets Resulting from Operations	122,881

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2021[a]	2020
Operations ($):
Investment income—net	106,660	8,425,412
Net realized gain (loss) on investments	16,221	3,910
Net Increase (Decrease) in Net Assets Resulting from Operations	122,881	8,429,322
Distributions ($):
Distributions to shareholders:
Institutional Shares	(53,560)	(3,881,646)
Hamilton Shares	(57,010)	(1,214,265)
Premier Shares	-	(3,338,878)
Total Distributions	(110,570)	(8,434,789)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,354,051,984	1,149,232,148
Hamilton Shares	1,623,807,516	306,320,458
Premier Shares	1,046,192,358	1,527,213,096
Distributions reinvested:
Institutional Shares	45,415	2,353,833
Hamilton Shares	3,531	182,458
Premier Shares	-	25,640
Cost of shares redeemed:
Institutional Shares	(1,418,631,476)	(1,224,667,570)
Hamilton Shares	(1,362,282,536)	(427,999,101)
Premier Shares	(1,231,959,423)	(1,575,265,933)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	11,227,369	(242,604,971)
Total Increase (Decrease) in Net Assets	11,239,680	(242,610,438)
Net Assets ($):
Beginning of Period	448,675,072	691,285,510
End of Period	459,914,752	448,675,072

[a]	Effective February 1, 2021, Premier shares were converted to Hamilton shares of which 170,241,460 Premier shares representing $170,241,507 were converted to 170,241,507 Hamilton shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Institutional Shares	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[a]	.016	.020	.011	.003
Distributions:
Dividends from investment income―net	(.000)[a]	(.016)	(.020)	(.011)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	1.62	2.07	1.07	.34
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.14	.15	.15	.14	.14
Ratio of net expenses to average net assets	.10	.14	.14	.13	.14
Ratio of net investment income
to average net assets	.03	1.68	2.06	.94	.36
Net Assets, end of period ($ x 1,000)	97,714	162,339	235,601	230,991	264,327

a Amount represents less than $.001 per share.

See notes to financial statements.

	Year Ended April 30,
Hamilton Shares	2021[a]	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.016	.020	.010	.003
Distributions:
Dividends from investment income―net	(.000)[b]	(.016)	(.020)	(.010)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	1.57	2.02	1.01	.29
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.24	.20	.20	.19	.19
Ratio of net expenses to average net assets	.10	.19	.19	.18	.19
Ratio of net investment income
to average net assets	.01	1.60	1.95	.94	.30
Net Assets, end of period ($ x 1,000)	362,201	100,298	221,725	53,323	213,770

a Effective February 1, 2021, Premier shares of the fund were converted to Hamilton shares.

b Amount represents less than $.001 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Treasury Obligations Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

The Trust’s Board of Trustees (the “Board”) approved, effective February 1, 2021, a change in the fund name from “Dreyfus Institutional Treasury Obligations Cash Advantage Fund” to “Dreyfus Institutional Preferred Treasury Obligations Fund”. Also, on the effective date, Premier Shares of the fund were converted into Hamilton Shares.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional and Hamilton. Institutional and Hamilton shares are sold at net asset value per share generally to institutional investors. Hamilton shares are subject to a Shareholder Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	457,025,210	-	457,025,210

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

NOTES TO FINANCIAL STATEMENTS (continued)

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2021, the components of accumulated earnings (loss) on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2021 and April 30, 2020 were as follows: ordinary income $110,570 and $8,426,905, and long-term capital gains $0 and $7,884, respectively.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Effective on February 1, 2021, the management agreement between the fund and the Adviser was amended to reflect a reduction in the management fee payable by the fund to the Adviser from an annual rate of .14% to an annual rate of .10% of the value of the fund’s average daily net assets. Out of its fee, The Adviser pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, Administrative Services Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended April 30, 2021, fees reimbursed by the Adviser amounted to $44,770.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $763,897 during the period ended April 30, 2021.

(b) Under the fund’s Shareholder Services Plan, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Hamilton shares pay the Distributor at annual rate of .05% and prior to February 1, 2021, Premier shares had paid the Distributor an annual rate of .25% of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, prior to February 1, 2021, with respect to the fund’s applicable Premier

NOTES TO FINANCIAL STATEMENTS (continued)

shares, the fund had paid the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Premier shares paid the Distributor at an annual rate of .05% of the value of the applicable Premier shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan (the “Plans”) provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended April 30, 2021, Hamilton shares and Premier shares were charged $161,262 and $363,410, respectively, pursuant to the Shareholder Services Plan and Premier shares were charged $72,682 pursuant to the Administrative Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $40,561 and Shareholder Services Plan fees of $15,982 which are offset against an expense reimbursement currently in effect in the amount of $41,983.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Treasury Obligations Fund (formerly, Dreyfus Institutional Treasury Obligations Cash Advantage Fund)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Treasury Obligations Fund (the “Fund”) (formerly, Dreyfus Institutional Treasury Obligations Cash Advantage Fund) (one of the funds constituting Dreyfus Institutional Reserves Funds), including the statement of investments, as of April 30, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Reserves Funds) at April 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 24, 2021

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended April 30, 2021 as qualifying “interest related dividends.” For state individual income tax purposes, the fund hereby reports 75.38% of the ordinary income dividends paid during its fiscal year ended April 30, 2021 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (77)

Chairman of the Board (2008)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 106

———————

Francine J. Bovich (69)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 63

———————

J. Charles Cardona (65)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and Director of the Adviser (2008-2016)

• Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of the Adviser (2009-2016)

• Chairman of the Distributor (2013–2016)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)

No. of Portfolios for which Board Member Serves: 37

———————

Gordon J. Davis (79)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 47

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Andrew J. Donohue (70)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Attorney, Solo Law Practice (2019-Present)

• Of Counsel, Shearman & Sterling LLP (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 50

———————

Isabel P. Dunst (74)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Hogan Lovells LLP, a law firm, Retired (2019-Present); Senior Counsel (2018-2019); Of Counsel (2015-2018); Partner (1990-2014)

• Member of the Board of Governors, Hebrew Union College Jewish Institute of Religion (2015-Present)

• Board Member, Bend the ARC, a civil rights organization, (2016-Present)

No. of Portfolios for which Board Member Serves: 29

———————

Nathan Leventhal (78)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches Director (2003-2020)

No. of Portfolios for which Board Member Serves: 42

———————

Robin A. Melvin (57)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Trustee, Westover School, a private girls' boarding school in Middlebury, Connecticut (2019-Present)

• Co-Chair, Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois (2014-2020); Board member, Mentor Illinois (2013-2020)

No. of Portfolios for which Board Member Serves: 85

———————

Roslyn M. Watson (71)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-Present)

Other Public Company Board Memberships During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 50

———————

Benaree Pratt Wiley (74)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-Present)

No. of Portfolios for which Board Member Serves: 68

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021, Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; He is an officer of 61 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 43 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since January 2008.

Vice President of the Adviser since September 2020, Director-BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon. He is an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since January 2008 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018. She is an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of the Adviser since June 2019.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Senior Managing Counsel of BNY Mellon since December 2020; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the the Adviser or an affiliate of the the Adviser. He is 53 years old and has been an employee of BNY Mellon since April 2004.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Assistant Secretary of the Adviser since 2018; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016. She is an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager-BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 62 investment companies (comprised of 137 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (61 investment companies, comprised of 129 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 55 investment companies (comprised of 130 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Institutional Preferred Treasury Obligations Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6549AR0421

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").
J. Charles Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $73,706 in 2020 and $34,853 in 2021.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,155 in 2020 and $7,184 in 2021. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2020 and $0 in 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,354 in 2020 and $5,369 in 2021. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2020 and $0 in 2021.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $28 in 2020 and $24 in 2021. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2020 and $0 in 2021.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $807,171 in 2020 and $2,335,215 in 2021.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ David DiPetrillo
         David DiPetrillo
         President (Principal Executive Officer)

Date: June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo
          David DiPetrillo
          President (Principal Executive Officer)

Date: June 22, 2021

By: /s/ James Windels
         James Windels
         Treasurer (Principal Financial Officer)

Date: June 22, 2021

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)